[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


February 26, 2009


Securities and Exchange Commission
100 F Street NE
Washington, DC  20549

  Re: Van Kampen Focus Portfolios, Taxable Income Series 21

      File No. 333-99963    CIK #1172264

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on February 23, 2009.
                                                               Very truly yours,

                                                             /s/ John F. Tierney

                                                                 John F. Tierney
                                                             Executive Director,
                                                           Van Kampen Funds Inc.